UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	11/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic Municipal Money Market Fund
November 30, 2006 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.2%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--.6%
Haleyville Industrial Development
Board, Revenue (Door
Components, LLC Project) (LOC;
Regions Bank)		3.60	12/7/06	2,000,000 a	2,000,000

Arizona--.5%
The Industrial Development
Authorities of the City of
Tucson and the County of Pima,
Joint SFMR (GIC; Trinity
Funding Corporation and LOC:
FHLMC, FNMA and GNMA)		4.90	8/3/07	1,750,000	1,759,703

California--.7%
California Statewide Communities
Development Authority, MFHR
(Vista Montana Apartments)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)		3.57	12/7/06	2,500,000 a,b	2,500,000

Colorado--3.2%
City and County of Denver,
MFHR (Broadway Plaza Lofts
Project) (Liquidity Facility;
Merrill Lynch)		3.59	12/7/06	5,915,000 a,b	5,915,000
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)		5.50	12/1/06	1,000,000	1,000,000
Colorado Housing and Finance
Authority, EDR (Closet Factory
Project) (LOC; The Bank of New
York)		3.62	12/7/06	2,300,000 a	2,300,000
Section 14 Metropolitan District,
Jefferson County, City and
County of Denver and City of
Lakewood, GO, Refunding (LOC;
U.S. Bank NA)		3.50	12/1/06	2,300,000	2,300,000

Connecticut--1.8%
Connecticut Health and Educational
Facilities Authority, Revenue,
CP (Yale University Issue)		3.52	12/6/06	6,690,000	6,690,000

District of Columbia--.6%
District of Columbia,

Revenue (Idea Public Charter
School) (LOC; Allfirst Bank)	3.68	12/7/06	2,300,000 a	2,300,000

Florida--1.8%
Broward County Health Facilities
Authority, Revenue, Refunding
(John Knox Village of Florida,
Inc. Project) (Insured; Radian
Bank and Liquidity Facility;
SunTrust Bank)	3.80	12/1/06	3,770,000 a	3,770,000
Capital Trust Agency,
Multifamily Revenue (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.56	12/7/06	2,835,000 a,b	2,835,000

Georgia--9.6%
Atlanta,
Airport Revenue (Merlots
Program) (Insured; FGIC and
Liquidity Facility; Wachovia
Bank)	3.57	12/7/06	5,070,000 a,b	5,070,000
Gainesville Housing Authority,
MFHR (Lenox Park Apartments
Project) (Liquidity Facility;
Merrill Lynch)	3.59	12/7/06	3,310,000 a,b	3,310,000
Gwinnett County Housing Authority,
MFHR, Refunding (Palisades at
Satellite Crossing Apartments
Project) (LOC; SunTrust Bank)	3.54	12/7/06	5,000,000 a	5,000,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (LOC; Dexia Credit Locale)	3.60	1/18/07	1,500,000	1,500,000
Savannah Economic Development
Authority, Exempt Facility
Revenue (Home Depot Project)	3.54	12/7/06	20,000,000 a	20,000,000

Idaho--.8%
Oneida County Economic
Corporation, IDR (Hess Pumice
Products, Inc. Project) (LOC;
Key Bank)	3.62	12/7/06	3,055,000 a	3,055,000

Illinois--7.6%
Chicago,
Collateralized SFMR	3.80	10/19/07	3,000,000	3,000,000
Cook County Community Consolidated
School District Number 21,
Educational Purposes TAW	4.75	4/1/07	5,975,000	5,993,267
Illinois,
GO (Liquidity Facility;
Citibank NA)	3.52	12/7/06	2,685,000 a,b	2,685,000
Illinois,
GO (Liquidity Facility;

Citigroup Global Markets
Holdings)	3.52	12/7/06	2,505,000 a,b	2,505,000
Illinois Development Finance
Authority, IDR (Wisconsin Tool
Project) (LOC; Wachovia Bank)	3.58	12/7/06	3,990,000 a	3,990,000
Illinois Development Finance
Authority, Revenue (Aurora
Central Catholic High School)
(LOC; Allied Irish Banks)	3.76	12/7/06	1,000,000 a	1,000,000
Illinois Development Finance
Authority, Revenue (Park Ridge
Youth Campus Project) (LOC;
ABN-AMRO)	3.58	12/7/06	1,300,000 a	1,300,000
Illinois Finance Authority,
IDR (CFC International Inc.
Project) (LOC; ABN-AMRO)	3.55	12/7/06	1,800,000 a	1,800,000
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (Putters
Program) (Insured; MBIA and
Liquidity Facility; PB Capital
Corp.)	3.53	12/7/06	5,235,000 a,b	5,235,000

Indiana--2.9%
Fort Wayne,
EDR (Park Center Project)
(LOC; National City Bank)	3.55	12/7/06	2,765,000 a	2,765,000
Gary,
EDR (Gary County Market
Project) (LOC; ABN-AMRO)	3.55	12/7/06	3,275,000 a	3,275,000
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	5/1/07	640,000	643,635
Lawrence-Fort Harrison Reuse
Authority, Tax Increment
Revenue (Fort Harrison
Military Base) (LOC; Fifth
Third Bank)	3.65	12/7/06	3,800,000 a	3,800,000

Kentucky--1.4%
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	3.60	12/7/06	5,000,000 a	5,000,000

Louisiana--2.0%
Lehman Municipal Trust Receipts
(Jefferson Parish Home
Mortgage Authority) (Liquidity
Facility; Lehman Liquidity
Corporation and LOC: FNMA and
GNMA)	3.61	12/7/06	5,140,000 a,b	5,140,000
Zachary Community School District

Number 1, GO Notes (Insured;
AMBAC)	5.00	3/1/07	1,940,000	1,945,877

Maryland--.7%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Bank)	3.88	12/7/06	2,460,000 a	2,460,000

Massachusetts--1.4%
Massachusetts,
GO (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	3.65	12/1/06	5,000,000 a	5,000,000

Michigan--5.7%
ABN AMRO Munitops Certificate
Trust, Revenue (Michigan Housing
Development Authority) (Insured;
GNMA and Liquidity Facility;
ABN-AMRO)	3.60	12/7/06	9,495,000 a,b	9,495,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.53	12/7/06	2,900,000 a	2,900,000
Michigan Strategic Fund,
LOR (NSS Technologies Project)
(LOC; Wachovia Bank)	3.58	12/7/06	4,000,000 a	4,000,000
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABM-AMRO)	3.65	12/7/06	4,350,000 a	4,350,000

Minnesota--.5%
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S Bank NA)	3.81	12/7/06	1,740,000 a	1,740,000

Mississippi--.7%
Mississippi Business Finance
Corporation, Revenue (Jackson
Preparatory School Foundation
Project) (LOC; First Tennessee
Bank)	3.55	12/7/06	2,420,000 a	2,420,000

Missouri--1.0%
Saint Louis Industrial Development
Authority, MFHR (Windward
Estates Project) (GIC; IXIS
Corporate and Investment Bank
and Liquidity Facility;

Merrill Lynch Capital Services)	3.61	12/7/06	3,500,000 a,b	3,500,000

Nevada--2.6%
Clark County,
EDR (Lutheran Secondary School
Association Project) (LOC;
Allied Irish Banks)	3.70	12/7/06	3,700,000 a	3,700,000
Reno,
Subordinate Lien Sales Tax
Revenue (ReTrac-Reno
Transportation Rail Access
Corridor Project) (Liquidity
Facility; Goldman Sachs Group
and LOC; Goldman Sachs Group)	3.54	12/7/06	5,780,000 a,b	5,780,000

North Carolina--2.7%
Iredell County Industrial
Facilities and Pollution
Control Financing Authority,
Revenue (Onsrud Inc. Project)
(LOC; Wachovia Bank)	3.58	12/7/06	3,300,000 a	3,300,000
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wachovia Bank and
LOC; GNMA)	3.52	12/7/06	6,510,000 a,b	6,510,000

Ohio--2.6%
Clark County,
Solid Waste Facilities Revenue
(Eastwood Dairy LLC Project)
(LOC; National City Bank)	3.61	12/7/06	2,750,000 a	2,750,000
Ohio State Higher Educational
Facilities, Revenue
(Cedarville University
Project) (LOC; Key Bank)	3.55	12/7/06	6,725,000 a	6,725,000

Pennsylvania--13.9%
Bethlehem Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.51	12/7/06	5,000,000 a	5,000,000
Bucks County Industrial
Development Authority, Revenue
(Christian Life Center
Project) (LOC; Wachovia Bank)	3.58	12/7/06	1,700,000 a	1,700,000
Chester County Industrial
Development Authority, Student
Housing Revenue (University
Student Housing LLC Project)

(LOC; Citizens Bank of
Pennsylvania)	3.51	12/7/06	7,225,000 a	7,225,000
Dauphin County General Authority,
Revenue (Insured; FSA and
Liquidity Facility: Bank of
Nova Scotia and KBC Bank)	3.51	12/7/06	2,300,000 a	2,300,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.50	12/7/06	6,400,000 a	6,400,000
Lancaster County,
GO Notes (Insured; FSA and
Liquidity Facility; Royal Bank
of Canada)	3.51	12/7/06	3,000,000 a	3,000,000
Lancaster Industrial Development
Authority, Revenue (Student
Lodging and Student Services
Project) (LOC; Fulton Bank)	3.58	12/7/06	4,315,000 a	4,315,000
Mount Lebanon School District,
GO Notes (Merlots Program)
(Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3.52	12/7/06	5,175,000 a,b	5,175,000
North Wales Water Authority,
Rural Water Projects Revenue
Notes	3.63	4/2/07	2,500,000	2,500,000
Philadelphia Authority for
Industrial Development,
Healthcare Facility Revenue
(Greater Philadelphia Health
Action Project) (LOC; Commerce
Bank)	3.51	12/7/06	3,400,000 a	3,400,000
Reading Regional Airport
Authority, Revenue (Insured;
AMBAC and Liquidity Facility;
Wachovia Bank)	3.53	12/7/06	3,940,000 a	3,940,000
Scranton Redevelopment Authority,
LR (LOC; PNC Bank N.A.)	3.53	12/7/06	1,900,000 a	1,900,000
Spring Grove Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.51	12/7/06	3,500,000 a	3,500,000

South Carolina--1.4%
South Carolina Association of
Governmental Organizations,
COP, TAN	4.25	4/13/07	5,000,000	5,005,825

Tennessee--8.1%
Chattanooga Metropolitan Airport
Authority, Revenue, Refunding
(LOC; First Tennessee Bank)	3.65	12/7/06	9,325,000 a	9,325,000
Sevier County Public Building
Authority, Revenue (Local
Government Public Improvement)
(Insured; AMBAC and Liquidity

Facility; KBC Bank)	3.50	12/7/06	5,000,000 a	5,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.54	12/7/06	5,000,000 a,b	5,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	3.53	12/7/06	10,000,000 a,b	10,000,000

Texas--8.1%
El Paso County Hospital District,
GO Notes (Putters Program)
(Insured; AMBAC and Liquidity
Facility; Deutsche Postbank)	3.53	12/7/06	3,470,000 a,b	3,470,000
Greenville Industrial Development
Corporation, IDR (Woodgrain
Project) (LOC; General
Electric Capital Corp.)	3.58	12/7/06	3,225,000 a	3,225,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.60	3/13/07	5,000,000	5,000,000
Houston,
CP (Liquidity Facility;
JPMorgan Chase Bank)	3.62	1/10/07	5,000,000	5,000,000
Lower Neches Valley Authority
Industrial Development
Corporation, Exempt Facilities
Revenue (Onyx Environmental
Services, LLC Project) (LOC;
Bank of America)	3.55	12/7/06	3,400,000 a	3,400,000
Port of Port Arthur Navigation
District, Environmental
Facilities Revenue, Refunding
(Motiva Enterprises Project)	3.65	12/7/06	5,945,000 a	5,945,000
Revenue Bond Certificate Series
Trust, Revenue (Siena Place)
(GIC; AIG Funding Inc.)	3.98	12/7/06	3,315,000 a,b	3,315,000

Utah--2.6%
Intermountain Power Agency,
Power Supply Revenue (Insured;
AMBAC and Liquidity Facility;
Morgan Stanley Bank)	3.54	12/1/06	3,050,000	3,050,000
Utah Housing Finance Agency,
MFHR, Refunding (Candlestick
Apartments LLC) (Insured; FNMA
and Liquidity Facility; FNMA)	3.53	12/7/06	6,400,000 a	6,400,000

Vermont--.2%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Capital Asset
Financing Program) (LOC; M&T
Bank)	3.58	12/7/06	880,000 a	880,000

Virginia--3.7%
Hanover County Industrial
Development Authority, IDR
(Iron and Metal Company
Project) (LOC; Branch Banking
and Trust Company)	3.62	12/7/06	3,265,000 a	3,265,000
Patrick County Industrial
Development Authority, IDR
(Narroflex Inc. Project) (LOC;
HSBC Bank USA)	3.65	12/7/06	3,710,000 a	3,710,000
Roanoke Industrial Development
Authority, IDR (Virginia
Transformer Corporation) (LOC;
SunTrust Bank)	3.64	12/7/06	1,290,000 a	1,290,000
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	3.80	12/12/06	5,000,000	5,000,000

Washington--4.7%
Port Chehalis Industrial
Development Corporation,
Revenue (JLT Holding LLC
Project) (LOC; Key Bank)	3.62	12/7/06	2,970,000 a	2,970,000
Washington Housing Finance
Commission, MFHR (Vintage
Everett Living) (Insured; FNMA
and Liquidity Facility; FNMA)	3.56	12/7/06	5,250,000 a	5,250,000
Washington Housing Finance
Commission, MFHR, Refunding
(Avalon Ridge Apartments
Project) (Collateralized; FNMA)	3.58	12/7/06	8,755,000 a	8,755,000

Wisconsin--2.8%
Lake Geneva-Genoa City Union High
School District, BAN	4.00	10/15/07	2,000,000	2,001,398
Racine,
Note Anticipation Notes	4.50	12/28/06	3,800,000	3,800,000
Sturgeon Bay,
Note Anticipation Notes	4.40	4/2/07	1,000,000	1,001,210
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Project) (LOC;
Bank One)	3.53	12/7/06	3,190,000 a	3,190,000

Wyoming--3.3%
Campbell County,
IDR (Two Elk Power Generation
Station Project) (LOC;
Citibank NA)	3.80	11/30/07	7,000,000	7,000,000
Campbell County,
IDR (Two Elk Power Generation
Station Project) (LOC;
Citigroup Global Market

	Holdings) 3.80 11/30/07	5,000,000	5,000,000

Total Investments (cost $362,615,915)		100.2%	362,615,915
Liabilities, Less Cash and Receivables		(.2%)	(803,001)
Net Assets		100.0%	361,812,914
a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, these securities
	amounted to $87,440,000 or 24.2% of net assets.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Basic New Jersey Municipal Money Market Fund
November 30, 2006 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--101.3%	Rate (%)		Date	Amount ($)	Value ($)

New Jersey--97.7%
Avalon Borough,
GO Notes (Insured; FSA)		5.25	9/1/07	100,000	101,064
Bayonne Municipal Utilities
Authority, Water System
Revenue (Insured; MBIA)		5.00	1/1/07	175,000	175,157
Burlington Township,
GO Notes (Insured; XLCA)		3.75	2/15/07	340,000	340,205
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(Cooper Health System
Obligated Group Issue) (LOC;
Commerce Bank N.A.)		3.58	12/7/06	6,000,000 a	6,000,000
Cherry Hill Township,
GO Notes, Refunding		4.60	7/15/07	100,000	100,542
Deptford Township,
GO Notes, BAN		4.50	7/20/07	1,000,000	1,003,649
Egg Harbor,
GO Notes, BAN		4.50	6/1/07	1,500,000	1,504,333
Fair Haven Borough,
GO Notes, BAN		4.50	2/20/07	1,000,000	1,002,143
High Bridge Borough,
BAN		4.50	7/27/07	1,272,700	1,276,924
Hudson County,
COP, Refunding (AGH Leasing,
Inc.) (Insured; MBIA)		6.00	12/1/06	115,000	115,000
Hunterdon County,
General Improvement GO		4.25	12/15/06	125,000	125,020
Irvington Township,
GO Notes, BAN		4.50	3/15/07	1,000,000	1,002,362
Lenape Regional High School
District Board of Education,
GO Notes (Insured; FGIC)		5.00	4/1/07	140,000	140,517
Mercer County Improvement
Authority, Revenue (Children's
Home Society Project) (LOC;
Wachovia Bank)		3.54	12/7/06	935,000 a	935,000
Middlesex County,
GO Notes		4.00	1/1/07	100,000	100,019
Morris Plains School District,
Temporary Notes		4.50	5/2/07	1,025,000	1,027,359
New Jersey,
COP (Equipment Lease Purchase
Agreement) (Insured; AMBAC)		4.50	6/15/07	200,000	200,834
New Jersey,
GO Notes (Liquidity Facility;
JPMorgan Chase Bank)		3.54	12/7/06	2,500,000 a,b	2,500,000

New Jersey,
GO Notes, Refunding	5.80	2/15/07	350,000	351,500
New Jersey Economic Development
Authority, Dock Facility
Revenue, Refunding
(Bayonne/IMTT-Bayonne Project)
(LOC; SunTrust Bank)	3.60	12/1/06	100,000 a	100,000
New Jersey Economic Development
Authority, EDR (AJV Holdings
LLC Project) (LOC; JPMorgan
Chase Bank)	3.90	12/7/06	675,000 a	675,000
New Jersey Economic Development
Authority, EDR (ARND LLC
Project) (LOC; Comerica Bank)	3.63	12/7/06	3,500,000 a	3,500,000
New Jersey Economic Development
Authority, EDR (Challenge
Printing Project) (LOC;
Wachovia Bank)	3.59	12/7/06	1,225,000 a	1,225,000
New Jersey Economic Development
Authority, EDR (Hathaway
Association LLC Project) (LOC;
Wachovia Bank)	3.59	12/7/06	2,115,000 a	2,115,000
New Jersey Economic Development
Authority, EDR (Park Lane
Associates Project) (LOC;
Wachovia Bank)	3.59	12/7/06	540,000 a	540,000
New Jersey Economic Development
Authority, EDR (Parke Place
Associates Project) (LOC;
Commerce Bank N.A.)	3.78	12/7/06	5,700,000 a	5,700,000
New Jersey Economic Development
Authority, EDR (RCC Properties
LLC Project) (LOC; Wachovia
Bank)	3.59	12/7/06	1,845,000 a	1,845,000
New Jersey Economic Development
Authority, EDR (Saint Peters
Preparatory School) (LOC;
Wachovia Bank)	3.54	12/7/06	940,000 a	940,000
New Jersey Economic Development
Authority, EDR (Stamato Realty
LLC Project) (LOC; Comerica
Bank)	3.55	12/7/06	3,215,000 a	3,215,000
New Jersey Economic Development
Authority, EDR (United Window
and Door Manufacturing Inc.)
(LOC; Wachovia Bank)	3.59	12/7/06	160,000 a	160,000
New Jersey Economic Development
Authority, EDR (Wearbest
Sil-Tex Mills Project) (LOC;
The Bank of New York)	3.60	12/7/06	1,265,000 a	1,265,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
Wachovia Bank)	3.59	12/7/06	500,000 a	500,000

New Jersey Economic Development
Authority, First Mortgage
Revenue (Crane's Mill Project)	7.38	2/1/07	120,000 c	123,163
New Jersey Economic Development
Authority, IDR (CST Products,
LLC Project) (LOC; National
Bank of Canada)	3.60	12/7/06	3,000,000 a	3,000,000
New Jersey Economic Development
Authority, IDR (Pennwell
Holdings LLC Project) (LOC;
Wachovia Bank)	3.59	12/7/06	2,555,000 a	2,555,000
New Jersey Economic Development
Authority, Revenue (Four
Woodbury Mews Project) (LOC;
Bank of America)	3.74	12/7/06	5,000,000 a	5,000,000
New Jersey Economic Development
Authority, Revenue (Joseph H.
Moreng, Jr. and James Moreng
Leasing Partnership) (LOC;
Wachovia Bank)	3.54	12/7/06	1,200,000 a	1,200,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wachovia Bank)	3.59	12/7/06	2,370,000 a	2,370,000
New Jersey Economic Development
Authority, Revenue (Oak Hill
Academy Project) (LOC;
Wachovia Bank)	3.54	12/7/06	1,980,000 a	1,980,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Gloucester Marine Terminal
Project) (Liquidity Facility;
Goldman Sachs Group Inc. and
LOC; Goldman Sachs Group Inc.)	3.58	12/7/06	3,100,000 a,b	3,100,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride,
L.P. Project) (LOC; Wachovia
Bank)	3.54	12/7/06	2,700,000 a	2,700,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (LOC:
Bank of Nova Scotia and Lloyds
TSB Bank PLC)	3.61	12/1/06	5,400,000 a	5,400,000
New Jersey Economic Development
Authority, School Revenue (The
Peddie School Project)	4.00	2/1/07	200,000	200,048
New Jersey Economic Development
Authority, Thermal Energy
Facilites Revenue (Thermal
Energy Limited Partnership I
Project) (LOC; Bank One)	3.50	12/7/06	2,500,000 a	2,500,000
New Jersey Educational Facilities
Authority, Dormitory Safety

Trust Fund Revenue	5.00	3/1/07	250,000	250,718
New Jersey Educational Facilities
Authority, Refunding (Higher
Education Facilities Trust
Fund)	5.00	9/1/07	1,290,000	1,302,704
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; MBIA)	5.20	10/1/07	100,000	100,775
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Dexia
Credit Locale)	3.56	12/7/06	525,000 a	525,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Dexia
Credit Locale)	3.56	12/7/06	5,165,000 a	5,165,000
New Jersey Transportation Trust
Fund Authority (Putters
Program) (Transportation
System) (Insured; FSA and
Liquidity Facility; JPMorgan
Chase Bank)	3.52	12/7/06	3,500,000 a,b	3,500,000
New Jersey Transportation Trust
Fund Authority
(Transportation System)	5.00	12/15/06	200,000	200,074
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; FGIC)	5.00	12/15/06	250,000	250,107
New Jersey Turnpike Authority,
Turnpike Revenue (Putters
Program) (Insured; MBIA and
Liquidity Facility; JPMorgan
Chase Bank)	3.52	12/7/06	600,000 a,b	600,000
Newark Housing Authority,
MFHR (Liquidity Facility;
Merrill Lynch)	3.59	12/7/06	923,000 a,b	923,000
North Caldwell Borough Board of
Education, GO Notes (Insured;
FSA)	3.75	1/15/07	310,000	310,000
Ocean Township,
GO Notes, BAN	3.75	11/8/07	1,000,000	1,000,450
Ocean Township,
GO Notes, BAN	4.00	12/6/07	1,850,750 d	1,856,099
Oceanport,
GO Notes, BAN	4.50	5/31/07	572,700	574,343
Port Authority of New York and New
Jersey (Consolidated Bonds,
103th Series) (Insured; MBIA)	4.90	12/15/06	200,000	200,084
Port Authority of New York and New
Jersey (Consolidated Bonds,
120th Series) (Insured; MBIA)	5.75	10/15/07	1,000,000	1,017,408
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured; FGIC

and Liquidity Facility; Dexia
Credit Locale)	3.53	12/7/06	1,740,000 a,b	1,740,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (Liquidity
Facility; Bank of Nova Scotia)	3.69	12/1/06	2,100,000 a	2,100,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (Liquidity
Facility; Landesbank Hessen-
Thuringen Girozentrale)	3.69	12/1/06	4,200,000 a	4,200,000
Port Authority of New York and New
Jersey, Transit Revenue
(Putters Program) (Insured;
CIFG and Liquidity Facility;
JPMorgan Chase Bank)	3.55	12/7/06	1,750,000 a,b	1,750,000
Ringwood Borough,
GO Notes, BAN	4.00	11/9/07	817,500	819,718
Stafford Township,
GO Notes, BAN	4.50	12/20/06	1,000,000	1,000,528
Sussex County Municipal Utilities
Authority, Project Notes	4.50	12/29/06	1,000,000	1,000,778
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.53	12/7/06	6,250,000 a,b	6,250,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.54	12/7/06	4,995,000 a,b	4,995,000
University of Medicine and
Dentistry of New Jersey,
Revenue (Insured; AMBAC and
Liquidity Facility; Bank of
America)	3.48	12/7/06	300,000 a	300,000
Wanaque Borough,
GO Notes, BAN	4.50	2/16/07	541,700	542,915
Wood-Ridge Borough,
BAN	4.00	2/23/07	1,201,875	1,202,687

U.S. Related--3.6%
Puerto Rico Commonwealth,
Public Improvement (Insured;
Assured Guaranty and Liquidity
Facility; Morgan Stanley Bank)	3.51	12/7/06	3,300,000 a,b	3,300,000
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control
Facilities Financing
Authority, Environmental

	Control Facilities Revenue
	(Bristol-Myers Squibb Company
	Project) 3.55 12/7/06	900,000 a	900,000

Total Investments (cost $117,787,227)		101.3%	117,787,227
Liabilities, Less Cash and Receivables		(1.3%)	(1,481,284)
Net Assets		100.0%	116,305,943

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, these securities
	amounted to $28,658,000 or 24.6% of net assets.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the
	municipal issue and to retire the bonds in full at the earliest refunding date.
d	Purchased on a delayed delivery basis.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier Select Municipal Bond Fund
November 30, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.9%	Rate (%)	Date	Amount ($)	Value ($)

California--16.1%
California,
GO	5.25	10/1/16	695,000	702,075
California,
GO (Insured; MBIA)	5.25	9/1/10	105,000 a	111,842
California,
GO Veterans (Insured; FSA)	5.45	12/1/24	3,430,000	3,461,453
California Department of Water
Resources, Power Supply
Revenue (Insured; XLCA)	5.38	5/1/12	4,000,000 a	4,416,000
California Public Works Board,
LR (Department of Corrections)
(Insured; AMBAC)	5.25	3/1/21	1,000,000	1,068,400
East Bay Municipal Utility
District, Water System Revenue
(Insured; MBIA)	5.00	6/1/21	1,125,000	1,191,127
East Side Union High School
District, GO (County of Santa
Clara, 2002 Election Series)
(Insured; FGIC)	5.00	8/1/18	1,345,000	1,449,493
East Side Union High School
District, GO (County of Santa
Clara, 2002 Election Series)
(Insured; FGIC)	5.00	8/1/19	1,410,000	1,519,543
Fullerton Joint Union High School
District (Insured; FSA)	5.00	8/1/18	760,000	806,155
Glendale Community College
District (Insured; FGIC)	0.00	8/1/20	1,200,000	680,784
Glendale Community College
District (Insured; FGIC)	0.00	8/1/21	1,520,000	823,734
Glendora Unified School District,
GO (Insured; FGIC)	0.00	8/1/26	2,575,000	1,113,044
Glendora Unified School District,
GO (Insured; FGIC)	0.00	8/1/27	2,000,000	828,420
Nevada Joint Union High School
District, GO (Nevada and Yuba
Counties) (Insured; FSA)	5.00	8/1/22	1,160,000	1,230,946
Placer Union High School District
(Insured; FSA)	0.00	8/1/27	4,110,000	1,702,403
Placer Union High School District
(Insured; FSA)	0.00	8/1/28	4,000,000	1,587,680
Redevelopment Agency of the City
of Corona (Merger Downtown and
Amended Project Area "A")
(2004 Tax Allocation)

(Insured; FGIC)	5.00	9/1/18	1,520,000	1,648,622
Sacramento City Financing
Authority, Capital Improvement
Revenue (Water and Capital
Improvement Projects)
(Insured; AMBAC)	5.00	12/1/26	1,100,000	1,153,229
San Jose
(Library Parks and Public
Safety Projects)	5.00	9/1/19	1,575,000	1,689,833
San Juan Unified School District
(Insured; MBIA)	5.25	8/1/19	1,295,000	1,421,832
San Juan Unified School District
(Insured; MBIA)	5.25	8/1/20	1,425,000	1,564,564
Tustin Unified School District,
Special Tax (Senior Lien
Community Facilities Disctrict
97) (Insured; FSA)	0.00	9/1/21	1,615,000	872,181
Walnut Valley Unified School
District (Insured; FGIC)	6.50	8/1/19	1,765,000	1,773,949
Colorado--2.6%
Colorado Health Facilities
Authority, Revenue (Porter
Place, Inc. Project)
(Collateralized; GMNA)	5.88	1/20/20	1,940,000	2,065,402
Northwest Parkway Public Highway
Authority, Senior Revenue
(Insured; FSA)	0.00	6/15/26	10,000,000	3,358,000
Delaware--4.8%
Delaware Economic Development
Authority, Revenue (Pollution
Control Delmarva Project)
(Insured; AMBAC)	5.20	2/1/19	6,000,000	6,374,940
Delaware Housing Authority,
Revenue	5.40	7/1/24	1,280,000	1,323,008
Wilmington,
MFHR (GNMA Collateralized
Mortgage Loan-Market Street
Mews Project)	5.45	9/20/22	2,000,000	2,102,020
Florida--5.5%
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	3,500,000	3,668,805
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	1,000,000	1,076,520
Saint Lucie County School Board,
COP (Florida Master Lease
Program) (Insured; FSA)	5.00	7/1/18	1,635,000	1,750,415
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of

Development RI-13) (Insured;
MBIA)	5.00	8/1/26	1,955,000	2,111,205
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA)	5.00	8/1/31	1,000,000	1,077,400
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/19	1,525,000	1,664,370
Georgia--2.0%
Atlanta,
Water and Wastewater Revenue
(Insured; FGIC)	5.50	11/1/18	1,200,000	1,374,816
Bulloch County Development
Authority, Student Housing LR
(Georgia Southern University
Project) (Insured; AMBAC)	5.00	8/1/18	970,000	1,034,680
De Kalb County Housing Authority,
MFHR (Longleaf Apartments
Project) (Collateralized; GNMA)	5.45	10/20/24	1,540,000	1,674,765
Idaho--6.7%
Boise State University,
Student Union and Housing
System Revenue (Insured; AMBAC)	5.00	4/1/17	1,015,000	1,089,765
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/12	5,000 a	5,441
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/22	2,995,000	3,229,748
Caldwell,
Parity Lien Sewer Revenue
(Insured; FSA)	5.75	9/1/18	2,625,000	2,863,980
Canyon County School District
Number 132 (Caldwell) GO
School (Insured; MBIA)	5.25	7/30/16	1,405,000	1,523,554
Idaho Housing and Finance
Association, SFMR	5.63	7/1/15	450,000	456,624
Idaho Housing and Finance
Association, SFMR	4.90	1/1/26	2,000,000	2,035,460
Idaho Housing and Finance
Association, SFMR	4.80	1/1/28	1,400,000	1,414,252
The Regents of the University of
Idaho, Student Fee Revenue
(Insured; FSA)	5.00	4/1/14	1,080,000	1,170,018
Illinois--.4%
Southwestern Illinois Development
Authority, Local Government
Program Revenue (Triad
Community Unit School District
Number 2 Project) (Insured;

MBIA)	0.00	10/1/25	2,000,000	894,120
Kentucky--.8%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union
College Energy Conservation
Project)	5.25	9/1/26	1,500,000	1,554,930
Louisiana--3.0%
Louisiana Office Facilities Corp.,
LR (Capital Complex Program)
(Insured; MBIA)	5.25	3/1/17	3,000,000	3,128,070
Orleans Parish School Board
(Insured; FGIC)	5.20	2/1/14	3,000,000	3,006,810
Maine--2.8%
Maine Housing Authority
(Mortgage Purchase)	5.85	11/15/20	1,230,000	1,284,661
Maine Housing Authority
(Mortgage Purchase)	5.35	11/15/21	4,290,000	4,465,075
Maryland--6.1%
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.60	7/1/24	1,500,000	1,596,600
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,860,000	1,898,818
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Single Family Program)	4.75	4/1/13	2,090,000	2,159,033
Maryland Health and Higher
Educational Facilities
Authority, FHA Insured
Mortgage Revenue (Western
Maryland Health System Issue)
(Insured; MBIA)	4.63	1/1/27	1,500,000	1,544,460
Maryland Health and Higher
Educational Facilities
Authority, Revenue (John
Hopkins Medical Institutions
Utilities Program Issue)	5.00	5/15/37	5,000,000	5,335,400
Massachusetts--1.5%
Massachusetts Development Finance
Agency, Revenue (Credit
Housing-Chelsea Homes)	5.00	12/15/24	1,200,000	1,233,972
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	1,700,000	1,756,474
Massachusetts Housing Finance
Agency, SFHR	7.13	6/1/25	55,000	55,069
Michigan--2.1%

Grand Traverse County Building
Authority, GO (Insured; MBIA)	5.00	5/1/25	1,070,000	1,124,559
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	1,000,000	1,171,810
Michigan Municipal Bond Authority,
Revenue (Local Government Loan
Program) (Insured; FGIC)	6.13	12/1/18	750,000	751,522
Warren Consolidated Schools
District, GO (Insured; FSA)	4.25	5/1/25	1,240,000	1,244,266
Mississippi--1.2%
Mississippi Development Bank,
Special Obligation (Waveland,
GO Public Improvement Bond
Project) (Insured; AMBAC)	5.00	11/1/20	1,315,000	1,415,019
Mississippi Development Bank,
Special Obligation Revenue
(Covington County
Hospital/Nursing Home Project)
(Insured; AMBAC)	5.00	7/1/27	1,000,000	1,083,500
Missouri--4.9%
Curators of the University of
Missouri, Systems Facilities
Revenue	5.00	11/1/21	1,605,000	1,732,822
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	1,520,000	1,596,030
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	1,345,000	1,394,456
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.00	9/1/37	2,500,000	2,588,800
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/25	1,265,000	1,359,040
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/26	1,325,000	1,423,500
Montana--2.1%
Montana Board of Housing,
SFMR	5.60	12/1/23	2,015,000	2,056,328
Montana Board of Regents,
Higher Education Revenue

(Montana State University)
(Insured; AMBAC)	5.00	11/15/20	1,210,000	1,310,188
Montana Board of Regents,
Higher Education Revenue
(Montana State University)
(Insured; AMBAC)	5.00	11/15/21	950,000	1,026,627
Nebraska--1.2%
Municipal Energy Agency of
Nebraska, Power Supply System
Revenue (Insured; AMBAC)	5.25	4/1/16	2,305,000	2,479,926
New Hampshire--2.2%
New Hampshire Higher Educational
and Health Facilities
Authority, HR (Androscoggin
Valley Hospital)	5.75	11/1/17	1,475,000	1,526,463
New Hampshire Housing Finance
Authority, Mortgage Revenue	6.85	7/1/14	5,000	5,009
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.05	7/1/12	1,175,000	1,204,962
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.15	7/1/13	1,815,000	1,864,041
New Jersey--.6%
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000	76,618
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	185,000	216,781
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	750,000	884,055
New Mexico--.8%
New Mexico Finance Authority,
Court Facilities Fee Revenue
(Insured; MBIA)	5.00	6/15/11	1,500,000 a	1,588,845
New York--1.8%
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Insured;
MBIA)	5.13	6/15/21	2,000,000	2,036,720
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)
(Insured; MBIA)	5.00	3/15/20	1,575,000	1,694,857
North Carolina--4.8%
North Carolina Housing Finance
Agency, Home Ownership Revenue	5.88	7/1/31	7,205,000	7,454,653
Onslow County Hospital Authority,
FHA Insured Mortgage Revenue
(Onslow Memorial Hospital
Project) (Insured; MBIA)	5.00	10/1/25	1,250,000	1,342,862
Randolph County,
COP (Insured; AMBAC)	5.00	2/1/21	1,060,000	1,149,538
Ohio--3.7%
Lorain,

Hospital Improvement Revenue
(Lakeland Community Hospital,
Inc.)	6.50	11/15/12	660,000	670,831
Ohio Housing Finance Agency,
MFHR (Collateralized Mortgage
Loan - The Salvation Army
Booth Residence)
(Collateralized; GNMA)	5.00	11/20/47	2,200,000	2,252,580
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement)	4.75	12/1/27	3,000,000	3,098,910
Sharonville
(Insured; FGIC)	5.25	6/1/17	1,480,000	1,614,636
Oregon--1.5%
Oregon Bond Bank,
Revenue (Economic Community
Development Department)
(Insured; MBIA)	5.50	1/1/14	1,190,000	1,236,981
Oregon Housing and Community
Services Department, SFMR
(Mortgage Program)	6.45	7/1/26	275,000	277,723
Sweet Home School District Number
55, Linn County, GO (Insured;
FSA)	5.50	6/15/11	1,375,000 a	1,488,025
Pennsylvania--6.8%
Ambridge Borough Municipal
Authority, Sewer Revenue
(Insured; FSA)	4.50	10/15/31	2,535,000 b	2,580,453
Dauphin County General Authority,
Revenue (Office and Parking,
Riverfront Office)	6.00	1/1/25	2,000,000	1,941,940
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	5,000,000	5,330,100
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System)	5.00	5/15/11	1,410,000	1,447,464
Washington County Industrial
Development Authority, PCR
(West Penn Power Co. Mitchell
Station Project) (Insured;
AMBAC)	6.05	4/1/14	2,500,000	2,520,200
Tennessee--.5%
Sullivan County Industrial Board,
Revenue (Collateralized; GNMA)	6.35	7/20/27	1,000,000	1,021,320
Texas--7.4%
Austin,
Utility System Revenue
(Insured; FSA)	5.13	11/15/16	2,000,000	2,027,680

Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue	6.60	1/1/21	1,500,000	1,591,035
Austin Convention Enterprises
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/24	1,500,000 b	1,589,415
Leander Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	8/15/30	2,000,000	593,840
Leander Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	8/15/31	9,110,000	2,555,082
Little Elm Independent School
District (Permanent School
Fund Guaranteed)	0.00	8/15/22	1,285,000	563,190
Mesquite Independent School
District, Tax and School
Building (Permanent School
Fund Guaranteed)	0.00	8/15/28	4,675,000	1,627,975
North Harris Montgomery Community
College District (Insured;
FGIC)	5.38	2/15/17	1,945,000	2,101,281
Prosper,
Combination Tax and Revenue
Certificates of Obligation
(Insured; FGIC)	4.50	8/15/25	780,000	794,399
Wylie Independent School District,
Tax School Building (Permanent
School Fund Guaranteed)	0.00	8/15/24	3,500,000	1,518,825
Vermont--.8%
Vermont Municipal Bond Bank
(Insured; MBIA)	5.00	12/1/17	720,000	777,967
Vermont Municipal Bond Bank
(Insured; MBIA)	5.00	12/1/22	805,000	860,843
Virginia--2.2%
Hampton Redevelopment and Housing
Authority, Senior Living
Association Revenue
(Collateralized; GNMA)	5.88	7/20/16	1,825,000	1,882,049
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; MBIA)	5.00	5/15/19	1,200,000	1,299,444
Virginia Transportation Board,
Transportation Revenue (U.S.
Route 58 Corridor)	5.00	5/15/17	1,300,000	1,384,474
West Virginia--.5%
Pleasants County Commission,
PCR (West Penn Power Co.
Pleasants Station Project)
(Insured: AMBAC and MBIA)	6.15	5/1/15	1,000,000	1,018,030

Wisconsin--.5%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized;
FNMA)	5.10	7/1/22	1,000,000	1,064,020
Total Long-Term Municipal Investments
(cost $192,110,772)				200,710,498
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.0%	Rate (%)	Date	Amount ($)	Value ($)

Kansas--.6%
Kansas Development Finance
Authority, Revenue (Sisters of
Charity of Leavenworth Health
System) (Liquidity Facility;
JPMorgan Chase Bank)	3.57	12/1/06	1,200,000 c	1,200,000
Pennsylvania--1.4%
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; Wachovia
Bank)	3.57	12/1/06	2,000,000 c	2,000,000
Langhorne Manor Borough Higher
Education and Health
Authority, Retirement
Communities Revenue (Wesley
Enhanced Living Obligated
Group) (Insured; Radian and
Liquidity Facility; Citizens
Bank of Pennsylvania)	3.58	12/1/06	1,000,000 c	1,000,000
Texas--.5%
Bell County Health Facilities
Development Corporation, HR
(Scott and White Memorial
Hospital and Scott, Sherwood
and Brindley Foundation
Project) (Insured; MBIA and
Liquidity Facility; JPMorgan
Chase Bank)	3.57	12/1/06	1,000,000 c	1,000,000
Utah--.5%
Salt Lake County,
PCR, Refunding (Service
Station Holdings Inc. Project)	3.57	12/1/06	1,000,000 c	1,000,000
Total Short-Term Municipal Investments
(cost $6,200,000)				6,200,000
Total Investments (cost $198,310,772)			100.9%	206,910,498
Liabilities, Less Cash and Receivables			(.9%)	(1,806,896)
Net Assets			100.0%	205,103,602

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Purchased on a delayed delivery basis.
c	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier Select Intermediate Municipal Bond Fund
November 30, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.7%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--1.9%
Jefferson County Public Building
Authority, LR Warrants
(Insured; AMBAC)	5.13	4/1/17	2,380,000	2,621,856
Alaska--2.3%
Alaska Housing Finance Corp.,
Mortgage Revenue	5.10	6/1/12	965,000	975,625
Alaska Student Loan Corp.,
Education Loan Revenue	5.00	6/1/18	2,000,000	2,156,820
Arizona--2.1%
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
MBIA)	5.00	12/1/18	2,700,000	2,891,754
Arkansas--2.1%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project) (Insured;
AMBAC)	5.00	12/1/17	1,025,000	1,099,804
University of Arkansas Board of
Trustees, Various Facility
Revenue (Fayetteville Campus)
(Insured; FSA)	5.50	12/1/11	1,610,000 a	1,753,902
California--10.0%
California Department of Water
Resources, Power Supply
Revenue (Insured; XLCA)	5.38	5/1/12	3,000,000 a	3,312,000
California Public Works Board,
LR (University of California)
(Insured; AMBAC)	5.40	12/1/16	1,000,000	1,037,720
Central Basin Municipal Water
District, COP (Central Basin
Refunding Project)
(Insured; AMBAC)	5.00	8/1/15	1,135,000	1,227,854
Clovis Public Financing Authority,
Water Revenue (Insured; AMBAC)	5.00	3/1/17	1,820,000	1,963,016
Glendale Community College
District (Election of 2002)
(Insured; FGIC)	0.00	8/1/17	810,000	527,521
Glendale Community College
District (Election of 2002)
(Insured; FGIC)	0.00	8/1/18	1,100,000	684,244
Indian Wells Redevelopment Agency,

Tax Allocation Revenue
(Consolidated Whitewater
Redevelopment Project Area)
(Insured; AMBAC)	5.00	9/1/13	1,050,000 a	1,147,566
Indian Wells Redevelopment Agency,
Tax Allocation Revenue
(Consolidated Whitewater
Redevelopment Project Area)
(Insured; AMBAC)	5.00	9/1/17	475,000	513,784
San Diego Community College
District (Election of 2002)
(Insured; FSA)	5.00	5/1/19	500,000	539,940
San Francisco City and County
Public Utilities Commission,
Water Revenue (Insured; FSA)	5.00	11/1/11	1,590,000 a	1,703,192
West Sacramento Redevelopment
Agency, Tax Allocation Revenue
(West Sacramento Redevelopment
Project) (Insured; MBIA)	4.75	9/1/16	1,000,000	1,037,370
Colorado--2.1%
Archuleta and Hinsdale Counties
(School District Number 50JT)
(Insured; MBIA)	5.50	12/1/06	750,000 a	757,537
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000	521,185
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000	617,976
Colorado Water Resources and Power
Development Authority,
Drinking Water Revenue	5.25	9/1/15	1,000,000	1,035,740
Delaware--4.5%
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Co. Project)
(Insured; AMBAC)	4.90	5/1/11	5,000,000	5,243,450
Delaware Housing Authority,
Revenue	5.15	7/1/17	890,000	899,336
Florida--12.7%
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program) (Insured; MBIA)	5.50	10/1/17	2,000,000	2,147,760
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,000,000	1,073,380
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000	1,092,570
Florida State University Financial
Assistance Inc., Educational
and Athletic Facilities

Improvement Revenue (Insured;
AMBAC)	5.00	10/1/18	1,705,000	1,838,246
JEA,
Saint Johns River Power Park
System Revenue	5.00	10/1/18	1,000,000	1,055,450
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured; CIFG)	5.00	10/1/22	1,820,000	1,959,175
Orlando,
Capital Improvement Special
Revenue	4.75	10/1/22	2,875,000	2,939,860
Pace Property Finance Authority
Inc., Utility System
Improvement Revenue (Insured;
AMBAC)	5.13	9/1/12	1,055,000	1,087,568
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA)	5.00	8/1/21	2,000,000	2,178,220
University of Central Florida,
COP (UCF Convocation Corp.
Master Lease Program)
(Insured; FGIC)	5.00	10/1/18	1,765,000	1,919,579
Georgia--.6%
Atlanta,
GO Public Improvement	5.00	12/1/07	825,000 a	837,127
Idaho--5.3%
Boise State University,
General Revenue (Insured; MBIA)	5.00	4/1/18	1,215,000	1,327,630
Idaho Housing and Finance
Association, SFMR (Insured;
FHA)	5.55	7/1/16	295,000	301,272
Kootenai County School District
Number 273 (Post Falls)	5.00	8/15/17	1,150,000	1,263,333
Nampa
(Insured; FGIC)	5.00	8/1/18	1,035,000	1,133,884
Nampa School District Number 131,
GO (Insured; MBIA)	5.00	8/15/22	3,000,000	3,261,150
Illinois--.7%
Southwestern Illinois Development
Authority, Local Government
Program Revenue (Triad
Community Unit School District
Number 2 Project) (Insured;
MBIA)	0.00	10/1/22	1,750,000	894,915
Louisiana--3.9%
Jefferson Parish Hospital Service
District Number 2, HR
(Insured; FSA)	5.25	7/1/11	540,000	565,423
Louisiana Office Facilities Corp.,

LR (Capital Complex Program)
(Insured; AMBAC)	5.50	5/1/15	705,000	759,285
Louisiana Office Facilities Corp.,
LR (Capital Complex Program)
(Insured; MBIA)	5.25	3/1/17	1,500,000	1,564,035
Louisiana Stadium and Exposition
District, Hotel Occupancy Tax
(Insured; FGIC)	5.25	7/1/09	1,000,000 a	1,061,290
Orleans Parish School Board
(Insured; FGIC)	5.20	2/1/14	1,355,000	1,358,076
Maryland--3.2%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Single Family Program)	4.75	4/1/13	800,000	826,424
Maryland Economic Development
Corp., LR (Montgomery County
Wayne Avenue Parking Garage
Project)	5.25	9/15/14	1,295,000	1,408,766
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)	5.75	7/1/17	2,000,000	2,174,100
Massachusetts--2.9%
Massachusetts,
Special Obligation Refunding
Notes (Federal Highway Grant
Anticpation Note Program)
(Insured; FSA)	5.00	12/15/14	3,585,000	3,915,931
Michigan--2.8%
Greater Detroit Resource Recovery
Authority, RRR (Insured; AMBAC)	6.25	12/13/08	1,000,000	1,052,110
Jonesville Community Schools
(School Bond Loan Fund
Guaranteed) (Insured; MBIA)	5.00	5/1/16	685,000	749,828
Jonesville Community Schools
(School Bond Loan Fund
Guaranteed) (Insured; MBIA)	5.00	5/1/17	720,000	785,966
Lincoln Consolidated School
District (School Bond Loan
Fund Guaranteed) (Insured; FSA)	5.00	5/1/16	1,155,000	1,264,309
Minnesota--1.0%
Hopkins Independent School
District Number 270, GO
(Alternative Facilities)
(Insured; MBIA)	4.13	2/1/22	1,325,000	1,329,505
Mississippi--1.4%
Biloxi Public School District,
GO (Insured; FGIC)	5.00	6/15/11	1,145,000	1,209,383
Horn Lake,
Special Assessment (DeSoto

Commons Project) (Insured;
AMBAC)	5.00	4/15/16	625,000	679,163
Missouri--1.2%
Missouri Highway and
Transportation Commission,
State Road Revenue	5.00	2/1/17	1,000,000	1,051,530
Missouri Housing Development
Commission, MFHR (Insured; FHA)	4.85	12/1/11	545,000	563,993
Montana--3.8%
Montana Facility Finance
Authority, Prerelease Center
Revenue (Alternatives Inc.,
Project) (Insured; XLCA)	5.25	10/1/20	1,080,000	1,203,239
Montana Facility Finance
Authority, Prerelease Center
Revenue (Alternatives Inc.,
Project) (Insured; XLCA)	5.25	10/1/23	1,615,000	1,789,517
Montana State University Board of
Regents of Higher Education,
Facilities Revenue (Insured;
AMBAC)	5.00	11/15/18	2,015,000	2,190,648
Nebraska--1.8%
Dodge County School District,
Number 001 Fremont (Insured;
FSA)	5.00	12/15/16	2,240,000	2,435,395
Nevada--1.2%
Las Vegas Convention and Visitors
Authority, Revenue (Insured;
AMBAC)	5.75	7/1/09	1,500,000 a	1,596,615
New York--1.9%
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.25	6/15/15	1,405,000	1,516,838
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.00	1/1/16	1,000,000	1,060,450
North Carolina--.9%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	7.00	1/1/08	1,250,000	1,293,263
Ohio--.6%
Cleveland - Cuyahoga County Port
Authority, Development Revenue
(Columbia National Group, Inc.
Project)	5.00	5/15/20	815,000	825,905
Oklahoma--.6%
Oklahoma Development Finance
Authority, Health Facilities
Revenue (Oklahoma Hospital
Association) (Insured; AMBAC)	5.13	6/1/12	785,000	834,400
Oregon--.8%
Washington County,

Full Faith and Credit
Refunding Obligations	5.00	6/1/19	1,000,000	1,109,040
Pennsylvania--6.9%
Coatesville Area School District,
GO (Insured; FSA)	5.25	8/15/17	4,000,000	4,417,920
Harrisburg Authority,
Office and Parking Revenue	5.75	5/1/08	700,000	712,299
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	11/1/17	2,750,000	1,767,397
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	1,000,000	1,112,530
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured;
XLCA)	5.25	3/15/21	1,210,000	1,341,696
South Carolina--3.1%
Anderson,
Water and Sewer System
Revenue (Insured; MBIA)	5.00	7/1/17	890,000	957,862
Charleston County Airport
District, Airport Systems
Revenue (Insured; XLCA)	5.00	7/1/15	1,950,000	2,123,725
Pickens County School District
(School District Enhance
Program)	5.00	5/1/12	1,135,000	1,172,273
Texas--8.8%
Arlington,
Dallas Cowboys Complex Special
Obligations (Tax-Exempt
Special Tax) (Insured; MBIA)	5.00	8/15/16	2,000,000	2,184,640
Austin Convention Enterprises
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/15	1,580,000 b	1,696,462
Barbers Hill Independent School
District, Schoolhouse
(Insured; FGIC)	5.00	2/15/21	1,010,000	1,085,508
Dallas-Fort Worth International
Airport, Joint Improvement Revenue
(Insured; FSA)	5.75	11/1/16	1,735,000	1,949,567
El Paso,
Water and Sewer Revenue
(Insured; FSA)	5.00	3/1/14	1,000,000	1,085,420
Mesquite Independent School
District, Tax and School
Building (Permanent School
Fund Guaranteed)	0.00	8/15/20	1,000,000	538,610
Midlothian Independent School
District, Tax School Building
(Permanent School Fund

Guaranteed)	0.00	2/15/21	2,000,000	1,043,040
North Harris Montgomery Community
College District (Insured;
FGIC)	5.38	2/15/17	1,000,000	1,080,350
Texas Department of Housing and
Community Affairs, SFMR
(Insured; FSA)	4.80	9/1/20	1,320,000	1,357,132
Virginia--1.6%
Fairfax County Redevelopment and
Housing Authority, LR (James
Lee Community Center)	5.25	6/1/19	1,120,000	1,192,587
Newport News,
GO General Improvement and GO
Water	5.00	11/1/16	855,000	928,804
Washington--4.5%
Energy Northwest,
Wind Project Revenue	5.60	1/1/07	1,000,000 a	1,031,590
King County School District Number
405 (Bellevue) (Insured; FGIC)	5.00	12/1/14	1,000,000	1,077,270
Washington Economic Development
Finance Authority, EDR
(Benaroya Research Institute
at Virginia Mason Project)	4.00	6/1/24	2,945,000	2,821,369
Washington Health Care Facilities
Authority, Revenue (Gray
Harbor Community Hospital)
(Insured; Radian)	5.75	7/1/10	1,180,000	1,205,394
West Virginia--1.5%
West Virginia Higher Education
Policy Commission, Revenue
(Higher Education Facilities)
(Insured; FGIC)	5.00	4/1/21	1,000,000	1,074,160
West Virginia Housing Development
Fund, Housing Finance	5.00	11/1/14	1,000,000	1,025,770
Total Long-Term Municipal Investments
(cost $130,935,256)				134,738,113
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.1%	Rate (%)	Date	Amount ($)	Value ($)

Montana--.2%
Montana Facility Finance
Authority, Revenue (Sisters of
Charity of Leavenworth Health
System) (Liquidity Facility;
JPMorgan Chase Bank)	3.57	12/1/06	310,000 c	310,000
Pennsylvania--.9%
Langhorne Manor Borough Higher
Education and Health
Authority, Retirement
Communities Revenue (Wesley
Enhanced Living Obligated
Group) (Insured; Radian Group
and Liquidity Facility;

	Citizens Bank Of Pennsylvania) 3.58 12/1/06	1,200,000 c	1,200,000
Total Short-Term Municipal Investments
	(cost $1,510,000)		1,510,000
Total Investments (cost $132,445,256)		99.8%	136,248,113
Cash and Receivables (Net)		.2%	268,912
Net Assets		100.0%	136,517,025

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the
	municipal issue and to retire the bonds in full at the earliest refunding date.
b	Purchased on a delayed delivery basis.
c	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes

RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
November 30, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--105.4%	Rate (%)	Date	Amount ($)	Value ($)

Arizona--2.0%
Pima County Industrial Development
Authority, Education Facility
Revenue (Choice Education and
Development Corporation
Project)	6.38	6/1/36	2,000,000	2,066,140
California--1.1%
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	1,000,000	1,092,450
Colorado--8.0%
Arista Metropolitian District,
Special Revenue	6.75	12/1/35	1,000,000	1,085,240
Colorado Educational and Cultural
Facilities Authority, Revenue
(Cerebral Palsy of Colorado
Project)	6.25	5/1/36	1,275,000	1,323,144
Colorado Health Facilities
Authority, Revenue (Christian
Living Communities Project)	5.75	1/1/37	2,000,000	2,106,100
Denver City and County,
Special Facilities Airport
Revenue (United Airlines
Project)	6.88	10/1/32	880,000	911,680
El Paso County,
SFMR (Collateralized: FNMA
and GNMA)	6.20	11/1/32	1,195,000	1,250,293
Murphy Creek Metropolitan District
Number 3, GO Improvement	6.13	12/1/35	1,380,000	1,487,806
District of Columbia--2.1%
District of Columbia Tobacco
Settlement Financing Corp.,
Tobacco Settlement
Asset-Backed Bonds	6.50	5/15/33	620,000	750,423
District of Columbia Tobacco
Settlement Financing Corp.,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/15/46	11,560,000	1,085,600
Metropolitan Washington Airports
Authority, Special Facilities
Revenue (Caterair
International Corp.)	10.13	9/1/11	320,000	320,509
Florida--5.3%
Palm Bay,
Educational Facilities Revenue

(Patriot Charter School
Project)	7.00	7/1/36	3,000,000	3,292,860
Santa Rosa Bay Bridge Authority,
Revenue	0.00	7/1/17	1,000,000	537,910
Santa Rosa Bay Bridge Authority,
Revenue	0.00	7/1/21	1,380,000	592,613
Winter Garden Village at Fowler
Groves Community Development
District, Special Assessment	5.65	5/1/37	1,000,000	1,044,110
Georgia--2.9%
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	1,965,000	2,031,535
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.63	9/1/30	900,000	982,764
Illinois--4.1%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.00	10/1/33	565,000	592,402
Chicago O'Hare International
Airport, Special Facilities
Revenue (American Airlines
Inc. Project)	8.20	12/1/24	1,300,000	1,340,300
Illinois Educational Facilities
Authority, Student Housing
Revenue (University Center
Project)	6.25	5/1/12	1,000,000 a	1,140,010
Lombard Public Facilities Corp.,
Conference Center and First
Tier Hotel Revenue	7.13	1/1/36	1,000,000	1,081,700
Iowa--1.0%
Coralville,
Annual Appropriation Urban
Renewal Tax Increment Revenue	6.00	6/1/36	1,000,000	1,048,320
Kansas--5.2%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	1,320,000	1,381,710
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.25	12/1/35	3,645,000	3,903,759
Kentucky--2.9%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	1,070,000	1,148,656
Three Forks Public Properties
Corp., First Mortgage Revenue

(Regional Detention Facility
Project)	5.50	12/1/20	1,760,000	1,829,890
Michigan--6.7%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000	2,184,166
Detroit,
Sewage Disposal Revenue
(Insured; FSA)	5.63	1/1/27	2,000,000 b,c	2,003,000
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	1,000,000	1,117,740
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	1,530,000	1,530,061
Missouri--1.8%
Barton County,
HR	5.45	7/1/31	1,000,000	1,037,520
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	7.50	3/1/31	785,000	814,500
Nebraska--1.2%
Mead Village,
Tax Increment Revenue (E3
Biofuels-Mead LLC Project)	5.75	1/1/22	1,250,000	1,274,925
New Hampshire--2.1%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Memorial Hospital Issue)	5.25	6/1/36	2,000,000	2,118,920
New Jersey--8.4%
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	1,000,000	1,021,610
New Jersey Economic Development
Authority, First Mortgage
Revenue (Seashore Gardens
Living Center Project)	5.38	11/1/36	850,000	862,036
New Jersey Economic Development
Authority, Retirement
Community Revenue (Seabrook
Village, Inc. Facility)	5.25	11/15/36	2,250,000 b	2,308,747
New Jersey Economic Development
Authority, Revenue (Gloucester
Marine Terminal Project)	6.63	1/1/37	2,000,000	2,089,280
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/29	1,475,000	1,528,144
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	6.75	6/1/39	700,000	805,595

New Mexico--1.4%
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	1,310,000	1,409,324
New York--4.2%
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	1,500,000	1,601,925
New York Liberty Development
Corporation, Revenue (National
Sports Museum Project)	6.13	2/15/19	2,500,000	2,665,575
Oregon--1.0%
Western Generation Agency,
Cogeneration Project Revenue
(Wauna Cogeneration Project)	5.00	1/1/21	1,000,000	1,019,750
Other State--2.1%
Munimae Tax Exempt Subsidiary LLC	5.90	9/30/20	2,000,000	2,137,040
Pennsylvania--6.7%
Allegheny County Industrial
Development Authority, EIR
(United States Steel Corp.
Project)	5.50	11/1/16	1,000,000	1,065,580
Bucks County Industrial
Development Authority,
Retirement Community Revenue
(Ann's Choice, Inc. Facility)	6.25	1/1/35	1,500,000	1,597,005
Lehman Municipal Trust Receipts
(Pennsylvania Economic
Development Financing
Authority)	7.75	6/1/31	2,000,000 d,e	2,096,810
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(AHF/Montgomery Inc. Project)	6.88	4/1/36	2,000,000	2,147,340
Rhode Island--1.2%
Central Falls Detention Facility
Corp., Detention Facility
Revenue (The Donald W. Wyatt
Detention Facility)	7.25	7/15/35	1,100,000	1,246,058
South Carolina--3.9%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	7.25	12/1/28	2,600,000 d,e	2,884,804
Securing Assets for Education,
Installment Purchase Revenue
(Berkeley County School
District Project)	5.13	12/1/30	1,000,000	1,075,340
Tennessee--1.0%

The Health, Educational and
Housing Facility Board of the
City of Chattanooga, Revenue
(CDFI Phase 1, LLC Project)	6.00	10/1/35	1,000,000	1,066,600
Texas--19.3%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	7.50	12/1/29	2,100,000	2,143,050
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	5,000,000 b	5,281,850
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement Corp.
Revenue (American Airlines,
Inc.)	6.38	5/1/35	2,140,000	2,199,043
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	5,000,000	5,111,700
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue
(Burnham Wood Charter School
Project)	6.25	9/1/36	2,250,000	2,340,023
Willacy County Local Government
Corp., Project Revenue	6.00	3/1/09	2,500,000	2,549,475
Virginia--1.0%
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)	5.00	6/1/21	1,000,000	1,056,130
Washington--3.0%
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,765,433
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	1,330,737
West Virginia--1.8%
The County Commission of Ohio
County, Special District
Excise Tax Revenue (Fort Henry
Economic Opportunity
Development District - The
Highlands Project)	5.63	3/1/36	1,740,000	1,822,250
Wisconsin--3.0%
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.99	6/1/27	2,880,000 d,e	3,118,262

Wyoming--1.0%
Sweetwater County,
SWDR (FMC Corp. Project)	5.60	12/1/35	1,000,000	1,069,230
Total Long-Term Municipal Investments
(cost $103,644,637)				107,924,502
Short-Term Municipal	Coupon	Maturity	Principal
Investments--4.7%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--1.2%
Mobile County Industrial
Development Authority, PCR,
Refunding (ExxonMobil Project)	3.50	12/1/06	1,200,000 f	1,200,000
Alaska--.5%
Valdez,
Marine Terminal Revenue,
Refunding (Exxon Pipeline Co.
Project)	3.55	12/1/06	500,000 f	500,000
Pennsylvania--.6%
Pennsylvania Higher Educational
Facilities Authority, Revenue,
Refunding (Carnegie Mellon
University) (Liquidity
Facility; JPMorgan Chase Bank)	3.63	12/1/06	650,000 f	650,000
Texas--2.4%
Tarrant County Health Facilities
Development Corporation,
Revenue, Refunding (The
Cumberland Rest, Inc. Project)
(Insured; Radian Group and
Liquidity Facility; Bank of
America)	3.76	12/1/06	800,000 f	800,000
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue,
Refunding (Liquidity Facility;
JPMorgan Chase Bank)	3.66	12/1/06	1,650,000 f	1,650,000
Total Short-Term Municipal Investments
(cost $4,800,000)				4,800,000
Total Investments (cost $108,444,637)			110.1%	112,724,502
Liabilities, Less Cash and Receivables			(10.1%)	(10,356,500)
Net Assets			100.0%	102,368,002

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Purchased on a delayed delivery basis.
c	Variable rate security--interest rate subject to periodic change.
d	Collateral for floating rate borrowings.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, these securities amounted to $8,099,876 or 7.9% of net assets.
f	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment In Lieu Of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance
Statement of Financial Futures November 30, 2006 (Unaudited)

		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 11/30/2006

Financial Futures Short

U.S. Treasury 10 Year Note	50	(5,455,469)	December 2006	(64,213)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Registrant has revised its internal control over financial reporting with respect to investments in certain inverse floater structures to account for such investments as secured borrowings and to report the related income and expense.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 22, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 22, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)